PRODUCTION COSTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution and production costs
Impairment charges	$ 2,280,198
Distribution rights and capitalized production costs
Distribution and production costs
Expected period	10 years
Impairment charges	2,280,198	0	0
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 51,349
Distribution rights and capitalized production costs | Minimum
Distribution and production costs
Discount rate (as a percent)	15.00%
Distribution rights and capitalized production costs | Maximum
Distribution and production costs
Discount rate (as a percent)	16.00%